RX FUNDS TRUST

(formerly the American Independence Funds Trust II)

1345 Avenue of the Americas, 2nd Floor

New York, NY 10105

(212) 488-1331

March 3, 2016	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The Rx Funds Trust (the “Registrant” or “Trust”)
Certification pursuant to Rule 497(j)
SEC File Numbers: 811-22878; 333-190593

Mr. Grzeskiewicz:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Registrant hereby certifies that the form of Prospectus and Statement of Additional Information, with respect to the Rx Tactical Rotation Fund, the Rx Traditional Allocation Fund, the Rx MAR Tactical Moderate Growth Fund and the Rx MAR Tactical Growth Fund of the Registrant (the “Funds”), that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent annual amendment to the Funds dated February 29, 2016, and filed electronically as Post-Effective Amendment No. 12 to the Funds’ Registration Statement on Form N-1A (Accession Number 0001581466-16-000206).

Please contact the undersigned at (646) 747-3480 should you have any questions regarding this filing.

Sincerely,

/s/ Susan L. Silva

Susan L. Silva

Treasurer and Secretary, Rx Funds Trust